Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 184.0	$ 187.9
Accounts receivable, less allowance for doubtful accounts of $4.4 and $5.3 at December 31, 2018 and 2017, respectively	146.3	179.0
Inventories, net:
Raw materials	73.2	82.9
Work-in-process	46.7	51.4
Finished products	118.6	115.7
Total inventories	238.5	250.0
Prepaid and other current assets	49.1	59.6
Current assets held for sale	36.9	28.4
Total current assets	654.8	704.9
Property and equipment, net	215.7	233.4
Goodwill	513.2	534.5
Intangible assets, net	292.7	329.9
Other noncurrent assets	29.1	25.6
Noncurrent assets held for sale	27.0	30.5
Total assets	1,732.5	1,858.8
Current liabilities:
Short-term borrowings	5.8	7.4
Long-term debt and capital lease obligations due within one year	0.1	9.4
Accounts payable	116.8	115.6
Advanced billings and deposits	38.9	52.4
Accrued salaries, wages and other compensation	24.0	27.5
Other current liabilities	65.9	74.3
Current liabilities held for sale	14.9	20.0
Total current liabilities	266.4	306.6
Long-term debt and capital lease obligations, less unamortized discount and debt issuance costs	829.0	916.4
Deferred income tax liabilities	57.5	60.4
Accrued pension liabilities	27.6	30.9
Other noncurrent accrued liabilities	25.2	23.8
Total liabilities	1,205.7	1,338.1
Shareholders’ equity:
Preferred stock - $0.01 par value, 50,000,000 shares authorized, none outstanding	0.0	0.0
Common stock - $0.01 par value, 500,000,000 shares authorized; 70,726,800 issued and 70,454,138 outstanding as of December 31, 2018; 69,644,918 issued and outstanding as of December 31, 2017	0.7	0.7
Capital in excess of par value	693.5	675.9
Treasury Stock, Common, Value	(3.5)	0.0
Retained deficit	(29.0)	(70.5)
Accumulated other comprehensive loss	(134.9)	(85.4)
Total shareholders’ equity	526.8	520.7
Total liabilities and shareholders’ equity	$ 1,732.5	$ 1,858.8